Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Schedule of Compensation to Key Management

Compensation to key management is comprised of the following (in thousands):

	Year ended December 31,	Six month fiscal period ended December 31,	Year ended June 30,
	2025	2024	2024
Management and director fees(1)	$2,216	$986	$2,489
Separation benefits(2)	—	745	—
Share-based compensation	4,519	1,642	5,650
	$6,735	$3,373	$8,139

(1) Management and director fees are comprised of salaries, bonuses, benefits and directors' fees included on the Company's consolidated statement of comprehensive loss.

(2) Separation benefits during the six month fiscal period ended December 31, 2024 include severance payments to former officers and directors of the Company.

Schedule of Related Party Receivables and Payables

The balances of related party receivables and payables as of the periods indicated are as follows (in thousands). Related party receivables are included in Other current assets and receivables and related party payables are included in Accounts payable and accrued liabilities the Company's consolidated statements of financial position.

	December 31, 2025	December 31, 2024	June 30, 2024
Receivables
Smackover Lithium(1)	$3,226	$1,274	$848
Total	$3,226	$1,274	$848

Accounts payable and accrued liabilities
Smackover Lithium(2)	$4,700	$4,000	$4,000
Management and directors(3)	2,160	397	823
Total	$6,860	$4,397	$4,823

(1) Receivables – related parties due from Smackover Lithium represent receivables for reimbursement of costs paid by the Company on behalf of these entities.

(2) Accounts payable – related parties due to Smackover Lithium as of December 31, 2025, December 31, 2024 and June 30, 2024 represents $4.0 million cash received from Smackover Lithium and is held by the Company in a separate account and designated for working capital needs and is currently due. In addition, a $0.7 million payable, related to a cash collateralized letter of credit that is held by the Company on behalf of Smackover Lithium, was outstanding as of December 31, 2025. There was no letter of credit payable to Smackover Lithium as of December 31, 2024 or June 30, 2024.

(3) Amounts due to management and directors include accrued management and director compensation and amounts due to directors. As of December 31, 2025, the balance of $2.2 million primarily reflects accrued incentive compensation for the full year, amounts payable to a director relating to funds received during the period, and expense reimbursements payable to management. As of December 31, 2024, the balance of $0.4 million primarily reflected accrued management and director compensation for a partial year together with expense reimbursements payable to management and directors. As of June 30, 2024, the balance primarily reflected accrued management and director compensation for the full year together with expense reimbursements payable to directors.